Unaudited Interim Condensed Consolidated Statements of Cash Flows for the Three and Six Months Ended June 30, 2020 and 2021 - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (37,337)	$ (30,261)
Adjustments to reconcile net loss to cash used in operating activities:
Share-based compensation	3,548	4,306
Depreciation expenses	37	32
Non-cash operating lease expense	222	296
Loss on derecognition of right-of-use assets	22	0
Changes in assets and liabilities:
Advances to suppliers	1,250	189
Prepaid expenses and other current assets	(923)	(115)
Other noncurrent assets	(116)	(142)
Accounts payable	(63)	(590)
Accrued expenses	1,643	1,326
Operating lease liabilities	(279)	(300)
Other current liabilities	(702)	(65)
Deferred revenue	(676)	0
Other noncurrent liabilities	222	0
Net cash used in operating activities	(33,152)	(25,324)
Cash flows from investing activities:
Acquisitions of property and equipment	(22)	(17)
Purchase of short-term investments	(25,000)	0
Net cash used in investing activities	(25,022)	(17)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of underwriting discounts and commissions	0	26,938
Proceeds from exercise of share options	83	0
Payments of offering costs	(44)	(147)
Payments of issuance costs of contingently redeemable noncontrolling interests	(38)	0
Proceeds from loans	0	635
Proceeds from related party borrowings	0	32
Net cash provided by financing activities	1	27,458
Effect of foreign exchange rate changes, net	(58)	30
Net increase (decrease) in cash and cash equivalents	(58,231)	2,147
Cash and cash equivalents at beginning of period	109,537	35,933
Cash and cash equivalents at end of period	51,306	38,080
Supplemental disclosures of cash flow information
Interest paid	43	41
Interest received	56	147
Non-cash activities:
Operating right-of-use assets obtained (released) in exchange for operating lease liabilities	$ (803)	$ 222